Equity accounted investments- Mimosa (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
EQUITY-ACCOUNTED INVESTMENTS
Balance at the beginning of the year	R 7,148	R 8,471
Impairment	(9,173)	(47,013)
Balance at end of the year	7,323	7,148	R 8,471
Mimosa
EQUITY-ACCOUNTED INVESTMENTS
Balance at the beginning of the year	5,146	6,650	5,413
Share of results of equity-accounted investee after tax	(97)	(1,479)	1,061
Impairment	0	(423)	0
Dividends received	(180)	(208)	(243)
Foreign currency translation	51	606	419
Balance at end of the year	R 4,920	R 5,146	R 6,650